UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Minnesota Fund

May 31, 2012

	Principal
	Amount	Value
Municipal Bonds – 98.91%
Corporate-Backed Revenue Bonds – 7.38%
Cloquet Pollution Control Revenue Refunding (Potlatch Project) 5.90% 10/1/26	$7,000,000	$7,017,990
Laurentian Energy Authority I Cogeneration Revenue Series A 5.00% 12/1/21	8,000,000	8,381,360
Minnesota Tobacco Securitization Authority Tobacco Settlement Revenue) Refunding
Series B 5.25% 3/1/31	19,775,000	22,066,329
Sartell Environmental Improvement Revenue Refunding (International Paper) Series A
5.20% 6/1/27	7,265,000	7,427,082
		44,892,761
Education Revenue Bonds – 9.16%
Duluth Housing & Redevelopment Authority Lease Revenue (Public School Academy)
Series A 5.875% 11/1/40	3,500,000	3,563,700
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,210,844
5.00% 10/1/28	8,900,000	10,103,368
5.00% 10/1/29 (NATL-RE)	5,665,000	6,236,259
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,296,075
Series 6-J1 5.00% 5/1/36	2,225,000	2,254,704
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,589,000
(Carleton College) Series 6-T 5.00% 1/1/28	1,000,000	1,120,370
(Carleton College) Series 7-D
5.00% 3/1/30	1,500,000	1,701,135
5.00% 3/1/40	3,000,000	3,297,630
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	2,157,140
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	2,045,376
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,414,650
Series 7-A 5.00% 10/1/39	2,000,000	2,208,120
St. Cloud Housing & Redevelopment Authority Revenue (State University Foundation Project)
5.00% 5/1/23	2,000,000	2,005,040
University of Minnesota Special Purpose Revenue State Supported Biomed Science
(Research Facilities Funding Program) Series A 5.00% 8/1/35	3,960,000	4,512,816
		55,716,227
Electric Revenue Bonds – 4.31%
Central Minnesota Municipal Power Agency (Twin Cities Transmission Project) Brookings
Series E 5.00% 1/1/42	1,500,000	1,644,030
Chaska Electric Revenue Refunding (Generating Facilitates) Series A 5.00% 10/1/30	3,000,000	3,171,750
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	3,162,030
Series A
5.00% 10/1/34	6,250,000	6,728,250
5.125% 10/1/29	3,000,000	3,238,830
Puerto Rico Electric Power Authority Revenue Series WW 5.50% 7/1/38	4,800,000	5,056,704
^Southern Minnesota Municipal Power Agency Supply System Revenue Capital
Appreciation Series A 6.70% 1/1/25 (NATL-RE)	5,000,000	3,241,150
		26,242,744
Healthcare Revenue Bonds – 35.02%
Aitkin Health Care Facilities Revenue Refunding (Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,132,718

Alexandria Senior Housing Revenue (Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,602,900
6.20% 7/1/45	2,000,000	2,128,960
Anoka Health Care Facilities Revenue (Homestead Anoka Project) Series A
7.00% 11/1/40	1,000,000	1,056,540
7.00% 11/1/46	1,220,000	1,276,169
Anoka Housing Facilities Revenue (Senior Homestead Anoka Project) Series B 6.875% 11/1/34	2,015,000	2,140,434
Apple Valley Economic Development Authority Health Care Revenue
(Augustana Home St. Paul Project) Series A 6.00% 1/1/40	2,700,000	2,751,111
Breckenridge Catholic Health Initiatives Series A 5.00% 5/1/30	2,500,000	2,581,775
Fergus Falls Health Care Facilities Revenue (Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,298,388
5.40% 8/1/40	1,000,000	1,036,120
Glencoe Health Care Facilities Revenue (Glencoe Regional Health Services Project)
5.00% 4/1/31	1,000,000	1,013,990
Maple Grove Health Care System Revenue (Maple Grove Hospital) 5.25% 5/1/37	2,950,000	3,057,675
Minneapolis Health Care System Revenue (Fairview Health Services)
Series A 6.625%11/15/28	3,000,000	3,580,470
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,355,266
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,582,750
5.00% 11/15/34 (AMBAC)	4,750,000	4,888,653
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	1,051,134
Minneapolis National Marrow Donor Program Project Revenue 4.875% 8/1/25	6,430,000	6,605,603
Minneapolis - St. Paul Housing & Redevelopment Authority Health Care Revenue
(Children's Hospital) Series A
5.00% 8/15/30	2,750,000	2,882,000
5.25% 8/15/35	2,085,000	2,345,562
(Health Partners Obligation Group Project) 5.875% 12/1/29	1,000,000	1,031,820
Minnesota Agricultural & Economic Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,895,114
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,294,237
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,871,950
5.50% 2/15/25 (ASSURED GTY)	5,120,000	6,010,317
(Fairview Health Care System) Un-refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,277
6.375% 11/15/29	15,000	15,029
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,955,931
Rochester Health Care & Housing Revenue Refunding (Samaritan Bethany)
Series A 7.375% 12/1/41	5,220,000	5,770,397
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	9,750,000	9,825,660
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	7,286,136
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	2,008,305
Sartell Health Care Facilities Revenue (Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,584,972
Shakopee Health Care Facilities Revenue (St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	2,045,980
5.25% 9/1/34	7,000,000	7,123,410
Sherburne County Health Care Facilities Revenue (Guardian Angels Health Services)
5.55% 10/1/36	1,500,000	1,499,940
St. Cloud Health Care Revenue (Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,111,350
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,589,080
Series A
5.00% 5/1/25	1,035,000	1,079,681
5.125% 5/1/30	10,350,000	11,312,963
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series C
5.50% 7/1/23	3,000,000	3,362,760
5.625% 7/1/26	1,925,000	2,137,867
5.75% 7/1/30	5,000,000	5,572,350
Refunding 5.75% 7/1/39	16,975,000	18,840,721

St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Health Partners Obligation Group Project) 5.25% 5/15/36	7,900,000	8,151,141
(Senior Carondelet Village Project) Series A 6.00% 8/1/42	3,075,000	3,231,087
St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,768,533
Series A-1 5.25% 11/15/29	5,605,000	6,206,865
St. Paul Housing & Redevelopment Authority Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	4,156,240
6.00% 11/15/35	10,340,000	10,677,394
St. Paul Housing & Redevelopment Authority Multifamily Housing Revenue Refunding
(Marian Center Project) Series A
5.30% 11/1/30	500,000	476,690
5.375% 5/1/43	500,000	464,320
Stillwater Health Care Revenue (Health System Obligation Group) 5.00% 6/1/35	1,000,000	1,021,340
Washington County Housing & Redevelopment Authority Healthcare & Housing
Revenue (Birchwood & Woodbury Projects) Series A 5.625% 6/1/37	1,500,000	1,501,290
Washington County Housing & Redevelopment Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	1,000,460
Wayzata Senior Housing Revenue (Folkestone Senior Living Community) Series A
5.50% 11/1/32	1,050,000	1,051,407
5.75% 11/1/39	2,365,000	2,396,123
6.00% 5/1/47	3,685,000	3,774,177
Winona Health Care Facilities Revenue Refunding (Winona Health Obligation)
4.50% 7/1/25	850,000	866,490
4.65% 7/1/26	540,000	549,796
		213,067,818
Housing Revenue Bonds – 6.80%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project) 5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,501,245
(Grant Street Apartments Project) Refunding Series A 7.25% 11/1/29	730,000	730,891
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	8,242,400
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	815,000	821,414
(Trinity Apartments) Refunding Series A 6.75% 5/1/21 (HUD)	1,320,000	1,321,597
Minnesota Housing Finance Agency Homeownership Finance
(Non-Agency Mortgage-Backed Securities program) Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,500,000	2,743,875
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	360,000	360,000
Series B-1 5.35% 1/1/33 (AMT)	2,050,000	2,050,000
•Series D 4.80% 7/1/38 (AMT)	2,325,000	2,363,246
Series I 4.85% 7/1/38 (AMT)	1,815,000	1,848,215
Series I 5.15% 7/1/38 (AMT)	4,850,000	4,973,239
Series L 5.10% 7/1/38 (AMT)	8,970,000	9,237,126
Series M 4.875% 7/1/37 (AMT)	4,490,000	4,574,008
Willmar Housing & Redevelopment Authority Multifamily Housing Revenue (Highland
Apartments) 5.85% 6/1/19 (HUD)	600,000	600,624
		41,367,880
Lease Revenue Bonds – 2.47%
St. Paul Port Authority Lease Revenue (Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,555,325
5.25% 12/1/27	3,840,000	3,886,502
Series 3-12 5.125% 12/1/27	3,000,000	3,158,640
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,105,900
Series 3-11 5.00% 12/1/27	2,500,000	2,600,475
Series 9 5.25% 12/1/27	725,000	733,780
		15,040,622
Local General Obligation Bonds – 11.19%
Anoka County Capital Improvement Series A 5.00% 2/1/22	500,000	596,820

Brainerd Independent School District #181 Refunding (School Building) Series A
4.00% 2/1/22	2,255,000	2,510,694
4.00% 2/1/23	5,990,000	6,564,681
Farmington Independent School District #192 Series B 5.00% 2/1/27 (AGM)	10,705,000	11,670,271
Lakeville Independent School District #194 Series A 4.75% 2/1/22 (AGM)	6,850,000	7,018,647
^Mahtomedi Independent School District #832 Capital Appreciation Series B 5.85% 2/1/14 (NATL-RE)	1,540,000	1,524,846
Metropolitan Council Minneapolis-St. Paul Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,325,448
Series C 5.00% 3/1/28	5,000,000	5,543,950
Minneapolis Library 5.00% 12/1/25	1,500,000	1,530,405
Morris Independent School District #769 Building 5.00% 2/1/24 (NATL-RE)	4,875,000	5,014,181
New Brighton Tax Increment Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,140,430
Prior Lake Independent School District #719 Series B 5.00% 2/1/19 (AGM)	3,145,000	3,476,231
Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,086,935
^Sartell - St. Stephen Independent School District #748 Capital Appreciation Refunding
Series B
6.05% 2/1/15 (NATL-RE)	1,075,000	1,039,396
6.10% 2/1/16 (NATL-RE)	1,750,000	1,660,435
South Washington County Independent School District #833 Series A
4.75% 2/1/25	2,500,000	2,795,675
4.75% 2/1/26	3,600,000	4,004,064
4.75% 2/1/27	2,300,000	2,549,182
Todd Morrison Cass & Wadena Counties United Hospital District (Health Care Facilities-Lakewood)
5.00% 12/1/21	2,000,000	2,134,840
5.125% 12/1/24	1,000,000	1,058,370
Willmar City (Rice Memorial Hospital Project) Refunding Series A
5.00% 2/1/25	2,210,000	2,640,331
5.00% 2/1/27	1,000,000	1,179,510
		68,065,342
§Pre-Refunded/Escrowed to Maturity Bonds – 11.30%
Dakota-Washington Counties Housing & Redevelopment Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	516,185
(Anoka County) 8.45% 9/1/19 (AMT) (GNMA)	9,000,000	12,831,030
(Bloomington Mortgage) Refunding Series B 8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	20,867,192
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A 5.00%
1/1/22-13 (NATL-RE)	2,000,000	2,056,120
Southern Minnesota Municipal Power Agency Power Supply Revenue Refunding
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	721,228
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,076,460
Series A 5.75% 1/1/18-13	3,790,000	4,079,783
Series B 5.50% 1/1/15 (AMBAC)	270,000	272,036
St. Louis Park Health Care Facilities Revenue (Park Nicollet Health Services) Series B
5.25% 7/1/30-14	7,000,000	7,699,790
University of Minnesota Series A 5.50% 7/1/21	12,500,000	15,661,625
Western Minnesota Municipal Power Agency Supply Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	904,647
Willmar (Rice Memorial Hospital Project)
5.00% 2/1/22-13 (AGM)	1,000,000	1,031,080
5.00% 2/1/25-13 (AGM)	1,000,000	1,031,080
		68,748,256
Special Tax Revenue Bonds – 5.31%
Hennepin County Sales Tax Revenue (Second Lien - Ballpark Project) Series B
5.00% 12/15/19	2,100,000	2,482,389
5.00% 12/15/20	1,000,000	1,182,090
5.00% 12/15/24	1,150,000	1,328,400
Minneapolis Development Revenue (Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	3,376,980
Minneapolis Tax Increment Revenue Refunding (St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	1,003,530
Minnesota 911 Revenue (Public Safety Radio Commission System Project)
5.00% 6/1/24	2,925,000	3,426,345
5.00% 6/1/25	2,000,000	2,328,060

Puerto Rico Sales Tax Financing Corporation Sales Tax Revenue First Subordinate Series A
5.50% 8/1/42	2,650,000	2,822,648
5.75% 8/1/37	4,760,000	5,288,408
Series A-1 5.00% 8/1/43	3,555,000	3,707,438
Series C 5.00% 8/1/46	5,000,000	5,372,799
		32,319,087
State General Obligation Bonds – 4.35%
Minnesota State
Series A 5.00% 10/1/24	8,750,000	10,907,050
Series B 5.00% 10/1/29	5,000,000	6,046,200
Puerto Rico Commonwealth Public Improvement Refunding
Series C 6.00% 7/1/39	2,800,000	3,044,244
Series D 5.75% 7/1/41	6,000,000	6,445,080
		26,442,574
Transportation Revenue Bonds – 1.62%
Minneapolis - St. Paul Metropolitan Airports Commission Revenue Series A
5.00% 1/1/28	1,250,000	1,410,725
St. Paul Housing & Redevelopment Authority Parking Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	2,058,328
5.00% 8/1/35	1,145,000	1,208,193
Series B 5.00% 8/1/35	1,500,000	1,627,455
St. Paul Port Authority Revenue Refunding (Amherst H Wilder Foundation)
Series 3 5.00% 12/1/36	3,200,000	3,514,495
		9,819,196
Total Municipal Bonds (cost $552,977,241)		601,722,507

	Number of
	Shares
Short-Term Investments – 0.14%
Money Market Instrument – 0.07%
Minnesota Municipal Cash Trust	456,001	456,001
		456,001

	Principal
	Amount
¤Variable Rate Demand Note – 0.07%
St. Paul Port Authority Revenue (Minnesota Public Radio Project) Series 7 0.24% 5/1/25
(LOC - JPMorgan Chase Bank N.A.)	$400,000	400,000
		400,000
Total Short-Term Investments (cost $856,001)		856,001

Total Value of Securities – 99.05%
(cost $553,833,242)		602,578,508
Receivables and Other Assets Net of Liabilities – 0.95%		5,794,583
Net Assets Applicable to 46,999,830 Shares Outstanding – 100.00%		$608,373,091

^Zero coupon security. The rate shown is the yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of May 31, 2012. Interest rates reset periodically.
§Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
¤Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2012.

Summary of Abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY - Insured by Assured Guaranty Corporation
FHA –Federal Housing Administration
FHLMC - Federal Home Loan Mortgage Corporation Collateral
FNMA – Federal National Mortgage Association Collateral
GNMA – Government National Mortgage Association Collateral
HUD – Housing and Urban Development Section 8
IBC – Insured Bond Certificate
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts
VA – Veterans Administration Collateral

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Short-term debt securities are valued using the evaluated mean. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (August 31, 2008–August 31, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At May 31, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$553,833,242
Aggregate unrealized appreciation	$48,818,573
Aggregate unrealized depreciation	(73,307)
Net unrealized appreciation	$48,745,266

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 - inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2012:

	Level 1	Level 2	Total
Municipal Bonds	$-	$601,722,507	$601,722,507
Short-Term Investments	456,001	400,000	856,001
Total	$456,001	$602,122,507	$602,578,508

There were no unobservable inputs used to value investments at the beginning or end of the period.

During the period ended May 31, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Minnesota municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2012, 15% of the Fund's net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2012, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

4. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to May 31, 2012 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: